ACCRUED EXPENSES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2022
ACCRUED EXPENSES AND OTHER PAYABLES [Abstract]
ACCRUED EXPENSES AND OTHER PAYABLES
11.	ACCRUED EXPENSES AND OTHER PAYABLES

The components of accrued expenses and other payables are as follows:

	As of December 31,
	2021 $	2022 $
Current
Accrued cost of revenue and sales and marketing expenses	810,010	761,199
Accrued interest for convertible notes	4,540	3,917
Accrued office-related operating expenses	6,509	7,113
Business and other taxes payables	118,237	133,636
Other payables	177,293	173,560
Accrued payroll and welfare expenses	277,774	213,369
Payables and accruals for long-lived assets	56,874	38,473
Finance lease liabilities	1,516	3,138
Liabilities directly associated with the assets held for sale	–	12,020
Others	67,185	50,188
	1,519,938	1,396,613

Non-current
Finance lease liabilities	7,022	11,844
Others	69,212	75,228
	76,234	87,072